SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION
SEGMENT INFORMATION
24	SEGMENT INFORMATION

Operating

The Company has one reportable operating segment in its continuing operations, B2B Online Gaming.

Geography – Revenue

Revenue for continuing operations was generated from contracted customers in the following jurisdictions:

	Year Ended December 31,
	2024	2023
Netherlands	29,692	33,552
Malta	22,568	17,919
Curacao	17,935	19,223
United States	5,724	4,684
Croatia	4,987	4,276
Belgium	4,685	3,705
Czech Republic	3,003	1,031
Isle of Man	2,812	968
Other	10,595	8,161
Revenue	102,001	93,519

This segmentation is not correlated to the geographical location of the Company’s worldwide end-user base.

Geography – Non-Current Assets

Non-current assets are held in the following jurisdictions:

	As at	As at
	December 31,	December 31,
	2024	2023
United States	69,201	71,132
Other	4,231	3,143
Non-current assets	73,432	74,275